Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,826,897.2
Total Fee Amount	1,771.39
Total Offset Amount	0
Net Fee	$ 1,771.39
Offset Table N/A	N/A